Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 45,084	£ 45,908
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	222	53
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	44,861	45,854
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 1	£ 1